REAL ESTATE-RELATED SECURITIES (Summary Of Real Estate Securities) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 16,083
Unrealized Gain	20
Fair Value	16,103	$ 0
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	16,083	0
Unrealized Gain	20	0
Fair Value	$ 16,103	$ 0